Operating expenses (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Staff expenses
Employee remuneration, entitlements and on-costs	$ 5,369	$ 4,428	$ 4,320
Superannuation expense	475	413	378
Share-based payments	97	80	108
Restructuring costs	93	94	232
Total staff expenses	6,034	5,015	5,038
Occupancy expenses
Lease expense	164	148	658
Depreciation and impairment of property and equipment	955	708	222
Other	107	160	143
Total occupancy expenses	1,226	1,016	1,023
Technology expenses
Amortisation and impairment of software assets	1,240	970	719
Depreciation and impairment of IT equipment	260	272	129
Technology services	820	698	810
Software maintenance and licences	531	398	371
Telecommunications	181	216	207
Data processing	96	89	83
Total technology expenses	3,128	2,643	2,319
Other expenses
Professional and processing services	1,410	1,374	1,060
Amortisation and impairment of intangible assets and deferred expenditure	599	523	9
Postage and stationery	156	164	179
Advertising	220	217	245
Non-lending losses	234	1,443	58
Other	304	344	175
Total other expenses	2,923	4,065	1,726
Total operating expenses	13,311	12,739	10,106
Compliance, regulation and remediation costs	359	317	196
Computer software
Other expenses
Impairment expenses	485	171	25
Goodwill and other intangibles
Other expenses
Impairment expenses	571	518	0
Property and equipment
Other expenses
Impairment expenses	275	5	0
IT equipment
Other expenses
Impairment expenses	45	23	0
AUSTRAC proceedings
Other expenses
Estimated costs associated with AUSTRAC proceedings	0	1,478	0
Provision for a potential penalty	0	1,300	0
Parent Entity
Staff expenses
Employee remuneration, entitlements and on-costs	4,666	3,744
Superannuation expense	409	351
Share-based payments	94	76
Restructuring costs	92	76
Total staff expenses	5,261	4,247
Occupancy expenses
Lease expense	138	123
Depreciation and impairment of property and equipment	845	614
Other	95	145
Total occupancy expenses	1,078	882
Technology expenses
Amortisation and impairment of software assets	1,171	896
Depreciation and impairment of IT equipment	228	244
Technology services	764	569
Software maintenance and licences	463	343
Telecommunications	157	190
Data processing	96	88
Total technology expenses	2,879	2,330
Other expenses
Professional and processing services	1,236	1,184
Amortisation and impairment of intangible assets and deferred expenditure	512	116
Postage and stationery	130	130
Advertising	172	172
Non-lending losses	174	1,428
Impairment on investments in subsidiaries	19	272
Other	454	11
Total other expenses	2,697	3,313
Total operating expenses	11,915	10,772
Compliance, regulation and remediation costs	306	310
Parent Entity | Computer software
Other expenses
Impairment expenses	475	165
Parent Entity | Goodwill and other intangibles
Other expenses
Impairment expenses	487	116
Parent Entity | Property and equipment
Other expenses
Impairment expenses	248	4
Parent Entity | IT equipment
Other expenses
Impairment expenses	41	23
Parent Entity | AUSTRAC proceedings
Other expenses
Estimated costs associated with AUSTRAC proceedings	0	1,478	0
Provision for a potential penalty	$ 0	$ 1,300	$ 0